Exchange rates	6 Months Ended
Jun. 27, 2026
Exchange rates
Exchange rates
9.	Exchange rates

The exchange rates used for the translation of currencies into US Dollars that have the most significant impact on the Group results were:

	27 June	31 December	28 June
	2026	2025	2025
Average rates
Sterling	1.35	1.32	1.30
Euro	1.17	1.13	1.09
Swiss Franc	1.27	1.20	1.16
Japanese Yen	0.0063	0.0067	0.0067
Period end rates
Sterling	1.32	1.35	1.37
Euro	1.14	1.17	1.17
Swiss Franc	1.24	1.26	1.26
Japanese Yen	0.0062	0.0064	0.0069